Schedule of Assets Subject to Measurement at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] $ in Thousands	Sep. 30, 2024 USD ($)
Platform Operator, Crypto Asset [Line Items]
Total Assets	$ 81
Investment In Trading Securities [Member]
Platform Operator, Crypto Asset [Line Items]
Total Assets	81
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Total Assets
Fair Value, Inputs, Level 1 [Member] | Investment In Trading Securities [Member]
Platform Operator, Crypto Asset [Line Items]
Total Assets
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Total Assets
Fair Value, Inputs, Level 2 [Member] | Investment In Trading Securities [Member]
Platform Operator, Crypto Asset [Line Items]
Total Assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Total Assets	81
Fair Value, Inputs, Level 3 [Member] | Investment In Trading Securities [Member]
Platform Operator, Crypto Asset [Line Items]
Total Assets	$ 81